Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from two years to fifteen years as follows:

Structures	15 years
Digital displays and electrical	3 to 10 years
Static and tri-vision displays	7 to 15 years
Vehicles, equipment, and furniture	2 to 5 years

Intangible Assets Estimated Useful Lives

We amortize intangible assets with finite lives over their estimated useful lives, which range between two and fifty years as follows:

Customer relationships	2 to 3 years
Permits, licenses, and lease acquisition costs	10 to 50 years
Noncompetition and non-solicitation agreements	2 to 5 years
Technology, trade names, and trademarks	2 to 3 years